Expenses by Nature - Schedule of Expense by Nature (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Expense By Nature [Abstract]
Employee benefit costs	$ 7,493	$ 7,168	$ 6,468
Depreciation and amortization charges	441	407	287
Travelling costs	75	382	348
Cost of technical sub-contractors	957	945	860
Cost of software packages for own use	165	146	133
Third party items bought for service delivery to clients	406	235	231
Operating lease payments			83
Consultancy and professional charges	171	187	189
Communication costs	86	74	67
Repairs and maintenance	190	222	188
Rates and Taxes	35	27	27
Provision for post-sales client support	5
Power and fuel	19	32	32
Commission to non-whole time directors	1	1	1
Branding and marketing expenses	48	74	69
Impairment loss recognized / (reversed) under expected credit loss model	25	24	35
Insurance charges	18	13	10
Contribution towards Corporate Social Responsibility	59	54	38
Short-term leases (Refer to Note 2.8)	11	13
Others	31	52	37
Total cost of sales, selling and marketing expenses and administrative expenses	$ 10,236	$ 10,056	$ 9,103